EARNINGS PER SHARE - Summary of Diluted Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Profit attributable to the Company’s controlling shareholders	R$ 2,973,731	R$ (2,859,629)	R$ 1,047,960
Weighted average of the number of issued common shares issued, net of treasured shares	1,377,868,926	1,371,980,871	1,377,143,943
Adjustment for stock options and restricted shares	6,401,920		19,531,951
Weighted average of the number of ordinary shares for diluted earnings calculation	1,384,270,846		1,396,675,894
Diluted earnings per share - R$	R$ 2.1482	R$ (2.0843)	R$ 0.7503